SHORT-TERM BORROWINGS AND LONG-TERM LOAN	12 Months Ended
Dec. 31, 2019
SHORT-TERM BORROWINGS AND LONG-TERM LOAN [Abstract]
SHORT-TERM BORROWINGS AND LONG-TERM LOAN

(10) SHORT-TERM BORROWINGS AND LONG-TERM LOAN

Short-term borrowings and long-term loan consisted of the following:

	Interest
	rate per	September 30, 2019		December 31, 2018
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- July 17, 2018 to July 15, 2019	6.5%	—	—	20,000
- July 17, 2018 to July 17, 2019	6.5%	—	—	29,950
- June 21, 2018 to June 19, 2019	6.5%	—	—	15,000
- June 19, 2019 to June 18, 2020	6.5%	15,000	2,155	—
- July 15, 2019 to July 15, 2020	6.5%	20,000	2,873
- July 18, 2019 to July 9, 2020	6.5%	30,000	4,309

Notes:

The principal amounts of the above loans are repayable at the end of the loan period.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2019		December 31, 2018	December 31, 2017
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	65,000	9,337	64,950	50,000
Guarantee company	—	—	—	—
	65,000	9,337	64,950	50,000